Acquisition of Vidello (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Preliminary Fair Value of the Consideration Transferred
Amount
Cash paid at closing	$2,745,031
Common stock issued to Vidello Stockholders	1,661,677
Fair value of Holdback Amount	1,861,039
Total consideration paid	$6,267,747

Common stock issued to OpenReel Stockholders	$1,526,115
Pre-Funded warrants issued to OpenReel Stockholders	19,300,805
Preferred Stock issued to OpenReel Stockholder	—
Total consideration paid	$20,826,920

Schedule of Provisional Purchase Price Allocation

The Company made a provisional allocation of the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the Vidello Merger:

Assets acquired:
Cash and cash equivalents	$67,551
Property and equipment, net	9,375
Intangible Assets - Vidello - Customer relationships	551,000
Intangible Assets - Vidello - Trade name	736,000
Intangible Assets - Vidello - Developed Technology	4,010,000
Total assets	$5,373,926
Liabilities assumed:
Accounts payable	705
Accrued expenses and other current liabilities	15,377
Unearned revenue, current	447,966
Deferred tax liability	1,324,250
Taxes payable	337,127
Total liabilities	$2,125,425
Total identifiable net assets	3,248,501
Goodwill recorded:
Goodwill	3,019,246
Total consideration	$6,267,747

The Company made a provisional allocation of the purchase price of the OpenReel Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the OpenReel Merger:

Assets acquired:
Cash and cash equivalents	$82,219
Accounts receivable, net	865,562
Prepaid expense and other current assets	103,343
Property and equipment, net	3,607
Intangible Assets - OpenReel - Customer relationships	588,710
Intangible Assets - OpenReel - Trade name	899,600
Intangible Assets - OpenReel - Technology	2,415,010
Total assets	$4,958,051
Liabilities assumed:
Accounts payable	330,602
Accrued payroll	120,408
Unearned revenue, current	2,726,846
Accrued expenses and other current liabilities	222,581
Unearned revenue, non-current	107,070
Due to Parent	150,033
Total liabilities	$3,657,540
Total identifiable net assets	1,300,511
Goodwill recorded:
Goodwill	19,526,409
Total consideration	$20,826,920

Schedule of Intangible Assets Acquired and their Associated Estimated Acquisition Date Fair Values

All intangible assets acquired are subject to amortization and their associated estimated acquisition date fair values are as follows:

	Estimated	Acquisition Date
Intangible Assets	Useful Life	Fair Value
Vidello - Customer Relationships	6 years	551,000
Vidello - Trade name	10 years	736,000
Vidello - Technology	7 - 8 years	4,010,000

All intangible assets acquired are subject to amortization and their associated estimated acquisition date fair values are as follows:

	Estimated	Acquisition Date
Intangible Assets	Useful Life	Fair Value
OpenReel - Customer Relationships	7 years	588,710
OpenReel - Trade name	15 years	899,600
OpenReel - Technology	6 years	2,415,010

Schedule of Pro Forma Financial Information

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the nine Months Ended September 30,
	2025	2024
Revenue	$9,581,008	$8,707,071
Cost of revenue	1,870,380	1,741,544
Operating expenses	21,921,778	14,947,197
Total other expenses (income), net	3,169,640	14,106,361
Loss before income taxes attributable to common stockholders	$(17,380,790)	$(22,088,031)

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the Years Ended December 31,
	2024	2023
Revenue	$10,604,538	$12,081,328
Cost of revenue	2,254,010	2,519,147
Operating expenses	21,778,659	20,544,964
Total other expenses (income), net	18,061,763	4,662,025
Loss before income taxes attributable to common stockholders	$(31,489,894)	$(15,644,808)